Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Abstract]
Goodwill impairment	$ 392
Business Combination Segment Allocation [Line Items]
Foreign exchange differences	(1)	(1)
Goodwill		392	392
Electronic Products [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	393	393
Impairment	(392)
Metallic Parts [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	317	317
Impairment	$ (317)	$ (317)